Subsequent Events (Details) - USD ($) $ in Millions			1 Months Ended	6 Months Ended	7 Months Ended
	Aug. 09, 2018	Apr. 26, 2018	Jul. 31, 2018	Jun. 30, 2018	Aug. 07, 2018
Subsequent Event [Line Items]
Aggregate net proceeds		$ 21.8
Second Purchase Agreement | Aspire Capital
Subsequent Event [Line Items]
Aggregate net proceeds				$ 1.1
Subsequent event | Second Purchase Agreement | Aspire Capital
Subsequent Event [Line Items]
Common stock issued for consideration			150,000		1,205,409
Aggregate net proceeds	$ 1.1				$ 0.2